Operating Expense - Additional Information (Details) € in Thousands	6 Months Ended
	Jun. 30, 2022 EUR (€) employee	Jun. 30, 2021 EUR (€) employee
Disclosure Of Operating Expense [Line Items]
Average number of employees | employee	127	124
Share-based compensation annual expense	€ 148	€ 217
Profit sharing granted to employees	€ 0